Debt Credit Facility Additional Information (Details) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 2007 Senior Secured Credit Facility [Member]	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member]	Aug. 05, 2011 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2010 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member] Line of Credit [Member]	Aug. 05, 2011 2011 Senior Secured Credit Facility [Member] Credit Facilities [Member]	Dec. 31, 2011 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2011 U.S. Domestic Subsidiaries [Member]	Dec. 31, 2011 First-Tier Foreign Subsidiaries [Member] Non-voting Stock [Member]	Dec. 31, 2011 Scheduled Quarterly Repayments through June 2013 [Domain]	Dec. 31, 2011 Scheduled Quarterly Repayments September 2013 through June 2014 [Domain]	Dec. 31, 2011 Scheduled Quarterly Repayments September 2014 through June 2016 [Domain]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] First-Tier Foreign Subsidiaries [Member] Voting Stock [Member]	Dec. 31, 2011 Alternate base rate [Member]	Dec. 31, 2011 LIBOR interest rate [Member] 2011 Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount							$ 800,000,000	$ 300,000,000
Line of credit facility, maximum borrowing capacity						500,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage														0.20%	0.40%
Pledge of Capital Stock									100.00%	100.00%						66.00%
Repayments of Secured Debt											3,800,000	5,600,000	7,500,000
Applicable Interest Rate Margin	1.00%
Debt Instrument, Interest Rate at Period End																		1.55%
Debt Instrument, Basis Spread on Variable Rate																	5.00%	1.25%
Multicurrency revolving line of credit			160,000,000		0	160,000,000
Letters of Credit Outstanding, Amount						44,500,000
Line of credit facility, remaining borrowing capacity						295,500,000
Write-off of unamortized prepaid debt fees		2,400,000
Unamortized prepaid debt fees				$ 6,600,000